Acquisition of Signode	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Acquisition of Signode
Acquisition of Signode

On December 19, 2017, the Company entered into an agreement to acquire Signode Industrial Group Holdings (Bermuda) Ltd. (“Signode”), a leading global provider of transit packaging systems and solutions, from The Carlyle Group and certain other sellers for $3.91 billion in cash, subject to adjustment. The acquisition will be undertaken by a subsidiary of Crown European Holdings S.A. The closing is subject to customary closing conditions including the receipt of regulatory approval from antitrust regulators in certain jurisdictions.

On December 28, 2017, the Company amended its revolving credit agreements to provide additional capacity under the revolving credit facility, amend restrictive covenants regarding indebtedness and liens to permit incurrence of debt that may be used to fund the acquisition of Signode and extend the timetable for compliance with total leverage ratios.

On January 26, 2018, the Company completed offerings of €335 of 2.250% senior unsecured notes due 2023, €500 of 2.875% senior unsecured notes due 2026 and $875 of 4.750% senior unsecured notes due 2026 (collectively, the “Notes”). The Euro denominated notes were issued by Crown European Holdings S.A, and the U.S. dollar notes were issued by Crown Americas LLC and Crown Americas Capital Corp. VI, each subsidiaries of the Company. The Notes are subject to a special mandatory redemption in the event that the Signode acquisition does not close by August 15, 2018.

In addition, on January 29, 2018, the Company amended its revolving credit agreements to, among other changes, provide for the commitment to fund additional Term A loans and Term B loans to be used, among other things, in connection with the Signode acquisition. The maturity date for the Term B loans will be the seventh anniversary of the closing date of the acquisition. The interest rates on the Term B loans are based on LIBOR or EURIBOR plus a margin of 1.00% up to 2.375%.